united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico 00918__

(Address of principal executive offices) (Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-869-4262

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

DGI Balanced Fund

Semi-Annual Report

December 31, 2021

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI Balanced Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

Six Months	Six Months	Since Inception (a)
DGI Balanced Fund - Class P Shares	1.34%	1.78%
DGI Balanced Fund - Class T Shares	1.34%	1.78%
DGI Balanced Fund - Class NT Shares	1.34%	1.78%
Blended Benchmark Index (67% Bloomberg Barclays U.S. Aggregate Bond Index /33% S&P 500 Total Return Index)	3.87%	5.81%
Bloomberg Barclays U.S. Aggregate Bond Index **	0.06%	1.12%
S&P 500 Total Return Index ***	11.67%	15.65%

(a)	Inception date is May 24, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The estimated total annual operating expense ratio for each share class is 1.18% per the Fund’s Prospectus dated October 28, 2021. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities (agency and non-agency). Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Holdings by Type of Investment	% of Net Assets
U.S. Government Agencies	44.0%
Exchange Traded Funds	33.7%
Common Stocks	10.6%
Collateralized Mortgage Obligations	0.2%
Other Assets Less Liabilities	11.5%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	U.S. GOVERNMENT & AGENCIES — 44.0%
	FEDERAL HOME LOAN MORTGAGE CORP. — 0.6%(a)
4,929	Federal Home Loan Mortgage Corporation B70084	7.5000	06/01/23	$4,950
580,992	Federal Home Loan Mortgage Corporation D97349	6.0000	09/01/25	639,245
27,150	Federal Home Loan Mortgage Corporation D75702	7.5000	01/01/26	28,992
33,176	Federal Home Loan Mortgage Corporation D79168	8.0000	02/01/27	33,818
928,460	Federal Home Loan Mortgage Corporation J20654	3.0000	08/01/27	976,341
129,665	Federal Home Loan Mortgage Corporation C10178	6.5000	05/01/28	143,257
349,244	Federal Home Loan Mortgage Corporation P51380	5.5000	03/01/36	380,332
193,674	Federal Home Loan Mortgage Corporation C02554	6.0000	06/01/36	217,584
				2,424,519
	FEDERAL MORTGAGE OBLIGATIONS —0.0%(d)
2,338	R&G Federal Mortgage Trust(b)	—	08/25/23	—

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.6%(a)
7,795	Federal National Mortgage Association 179193	7.0000	07/01/22	7,833
2,061	Federal National Mortgage Association 179192	7.5000	07/01/22	2,066
35,383	Federal National Mortgage Association 426650	6.5000	03/01/24	39,047
118,262	Federal National Mortgage Association 426648	7.0000	04/01/24	122,961
27,258	Federal National Mortgage Association 426646	8.0000	10/01/24	27,638
14,802	Federal National Mortgage Association 426645	8.5000	10/01/24	14,994
2,614	Federal National Mortgage Association 302501	8.5000	12/01/24	2,641
105,533	Federal National Mortgage Association 426651	6.5000	03/01/26	116,516
32,167	Federal National Mortgage Association 511569	8.5000	07/01/26	32,915
259,148	Federal National Mortgage Association AE1268	3.5000	10/01/26	272,982
24,574	Federal National Mortgage Association 367023	7.5000	11/01/26	24,664
390,417	Federal National Mortgage Association AE1285	3.5000	12/01/26	411,637
35,339	Federal National Mortgage Association 367025	8.0000	12/01/26	36,065
926,079	Federal National Mortgage Association AJ1905	3.0000	02/01/27	972,701
157,806	Federal National Mortgage Association 426649	7.0000	02/01/27	168,417
321,942	Federal National Mortgage Association AI9096	3.5000	03/01/27	339,433
11,492	Federal National Mortgage Association 374925	7.5000	03/01/27	11,534
666,837	Federal National Mortgage Association AL3274	3.0000	05/01/27	700,838
530,580	Federal National Mortgage Association AJ1913	3.0000	06/01/27	556,720
37,244	Federal National Mortgage Association 426647	7.5000	06/01/27	38,708
1,911,807	Federal National Mortgage Association AP1217	2.5000	07/01/27	1,986,846

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	U.S. GOVERNMENT & AGENCIES — 44.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.6%(a) (Continued)
596,780	Federal National Mortgage Association AI9133	3.5000	11/01/27	$630,883
1,319,684	Federal National Mortgage Association AR5151	2.5000	04/01/28	1,371,528
140,146	Federal National Mortgage Association AU2244	3.0000	09/01/28	147,302
1,422,515	Federal National Mortgage Association AR5202	3.0000	11/01/28	1,495,226
744,874	Federal National Mortgage Association AR5223	3.0000	02/01/29	782,978
841,814	Federal National Mortgage Association AS2542	3.0000	04/01/29	884,665
638,438	Federal National Mortgage Association AS2465	3.0000	04/01/29	670,281
74,093	Federal National Mortgage Association 488061	7.0000	04/01/29	81,132
910,103	Federal National Mortgage Association AV6988	3.0000	05/01/29	956,644
30,461	Federal National Mortgage Association 488076	7.0000	05/01/29	30,652
1,671,743	Federal National Mortgage Association AV6999	3.0000	06/01/29	1,757,335
2,047,105	Federal National Mortgage Association AV1451	3.0000	06/01/29	2,151,812
1,786,557	Federal National Mortgage Association AV6993	3.0000	06/01/29	1,877,978
1,033,040	Federal National Mortgage Association AV1452	3.0000	07/01/29	1,086,930
103,594	Federal National Mortgage Association 504137	7.5000	07/01/29	112,672
96,888	Federal National Mortgage Association 504148	7.5000	08/01/29	106,720
809,751	Federal National Mortgage Association AV7011	3.0000	09/01/29	850,997
42,420	Federal National Mortgage Association 523120	7.0000	01/01/30	43,432
895,081	Federal National Mortgage Association AV7045	3.0000	02/01/30	941,808
21,412	Federal National Mortgage Association 523123	7.5000	02/01/30	21,491
183,348	Federal National Mortgage Association 567014	6.5000	03/01/31	202,460
844,717	Federal National Mortgage Association AX5513	3.0000	04/01/31	888,909
189,605	Federal National Mortgage Association 573448	6.5000	04/01/31	210,807
888,178	Federal National Mortgage Association AX5544	3.0000	08/01/31	934,699
1,323,473	Federal National Mortgage Association AX5551	2.5000	10/01/31	1,375,887
515,407	Federal National Mortgage Association AX5567	3.0000	12/01/31	540,831
870,204	Federal National Mortgage Association BD9019	3.0000	01/01/32	915,811
808,109	Federal National Mortgage Association 695394	5.0000	06/01/33	913,898
229,114	Federal National Mortgage Association 850040	6.5000	06/01/36	256,945
98,242	Federal National Mortgage Association 931180	5.5000	04/01/39	107,853
575,609	Federal National Mortgage Association 953131	4.5000	09/01/39	636,686
2,720,097	Federal National Mortgage Association AI9098	4.0000	03/01/42	2,980,323
1,779,602	Federal National Mortgage Association AS3545	4.0000	09/01/44	1,959,323
1,804,045	Federal National Mortgage Association AV7027	4.0000	11/01/44	1,986,249

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	U.S. GOVERNMENT & AGENCIES — 44.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.6%(a) (Continued)
892,362	Federal National Mortgage Association AV7076	3.0000	07/01/45	$947,140
588,085	Federal National Mortgage Association AX5471	3.0000	07/01/45	615,226
5,378,682	Federal National Mortgage Association AS8523	3.0000	11/01/46	5,717,238
1,628,837	Federal National Mortgage Association AX5564	3.0000	12/01/46	1,731,367
				44,811,274

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.8%
999	Government National Mortgage Association 319251	8.0000	03/15/22	1,000
36,527	Government National Mortgage Association	8.0000	09/15/22	37,102
8,868	Government National Mortgage Association 406062	7.5000	01/15/25	8,903
7,915	Government National Mortgage Association 406065	7.5000	01/15/25	7,947
14,338	Government National Mortgage Association 439194	7.5000	08/15/25	14,395
78,479	Government National Mortgage Association 425509	8.0000	09/15/25	83,651
144,573	Government National Mortgage Association 705899	3.5000	01/15/26	151,729
32,733	Government National Mortgage Association 385183	7.5000	01/15/26	33,295
30,351	Government National Mortgage Association 5127	4.0000	07/20/26	31,588
346,472	Government National Mortgage Association 711631	3.5000	02/15/27	364,579
76,995	Government National Mortgage Association 5310	3.5000	02/20/27	80,124
494,202	Government National Mortgage Association 705941	3.0000	04/15/27	517,089
314,832	Government National Mortgage Association 711651	3.5000	05/15/27	331,285
1,121,546	Government National Mortgage Association 740018	3.5000	07/15/27	1,182,779
459,034	Government National Mortgage Association 705951	2.5000	08/15/27	472,895
1,002,405	Government National Mortgage Association 744440	3.5000	10/15/27	1,057,215
335,779	Government National Mortgage Association 705956	2.5000	11/15/27	345,979
36,738	Government National Mortgage Association 711707	2.5000	01/15/28	37,997
400,349	Government National Mortgage Association 767026	2.5000	02/15/28	412,461
493,600	Government National Mortgage Association 721979	2.5000	03/15/28	510,534
443,716	Government National Mortgage Association 722012	3.0000	09/15/28	463,655
402,678	Government National Mortgage Association 722016	2.5000	12/15/28	414,902
449,508	Government National Mortgage Association 722033	3.0000	06/15/29	468,194
60,003	Government National Mortgage Association 626932	3.0000	04/15/30	62,694
109,069	Government National Mortgage Association 548539	6.0000	10/15/31	120,247
443,883	Government National Mortgage Association 635142	3.0000	11/20/31	465,245
115,946	Government National Mortgage Association 636427	6.0000	11/15/34	127,633

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	U.S. GOVERNMENT & AGENCIES — 44.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.8% (Continued)
108,051	Government National Mortgage Association 636567	6.0000	07/15/35	$119,130
68,267	Government National Mortgage Association 643754	6.0000	10/15/35	75,182
179,744	Government National Mortgage Association 592885	6.0000	05/15/36	198,175
1,908,415	Government National Mortgage Association 655703	6.0000	08/15/37	2,219,008
1,514,652	Government National Mortgage Association 722002	3.5000	03/15/38	1,687,338
755,753	Government National Mortgage Association 767055	3.0000	05/15/38	803,049
896,463	Government National Mortgage Association 767066	3.0000	06/15/38	952,644
2,524,049	Government National Mortgage Association 721997	3.5000	01/15/39	2,811,828
1,436,425	Government National Mortgage Association 678638	4.5000	08/15/39	1,677,939
581,844	Government National Mortgage Association 678639	5.0000	08/15/39	666,961
1,820,526	Government National Mortgage Association 678641	4.5000	09/15/39	2,126,551
132,626	Government National Mortgage Association 719894	4.5000	09/15/39	147,189
1,050,526	Government National Mortgage Association 678642	5.0000	09/15/39	1,222,614
706,400	Government National Mortgage Association 678645	4.5000	10/15/39	823,924
461,831	Government National Mortgage Association 678646	5.0000	10/15/39	529,461
531,415	Government National Mortgage Association 678643	5.5000	11/15/39	604,301
380,344	Government National Mortgage Association 678660	5.0000	03/15/40	433,255
533,606	Government National Mortgage Association 722009	3.5000	07/15/40	583,519
1,930,532	Government National Mortgage Association 705892	4.0000	11/15/40	2,172,057
444,877	Government National Mortgage Association 705894	4.5000	11/15/40	511,310
551,735	Government National Mortgage Association 705937	4.0000	01/15/42	607,247
2,187,160	Government National Mortgage Association 705936	3.5000	02/15/42	2,437,192
59,977	Government National Mortgage Association 5302	3.5000	02/20/42	61,979
2,360,003	Government National Mortgage Association 711653	3.5000	05/20/42	2,622,707
2,044,983	Government National Mortgage Association 721969	3.0000	11/15/42	2,173,194
2,083,865	Government National Mortgage Association 711731	3.0000	03/15/43	2,214,493
1,795,901	Government National Mortgage Association 722001	3.5000	06/15/43	2,000,892
985,112	Government National Mortgage Association 722008	3.0000	08/15/43	1,046,821
1,217,123	Government National Mortgage Association 722010	3.5000	08/15/43	1,356,138
699,839	Government National Mortgage Association 722011	4.0000	08/15/43	783,080
2,982,465	Government National Mortgage Association 722013	3.5000	09/15/43	3,323,033
668,007	Government National Mortgage Association 722020	3.0000	12/15/43	707,854
2,078,688	Government National Mortgage Association 722021	3.5000	12/15/43	2,316,126
4,367,719	Government National Mortgage Association 609103	3.5000	01/15/44	4,866,717

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	U.S. GOVERNMENT & AGENCIES — 44.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.8% (Continued)
2,391,738	Government National Mortgage Association 609163	3.5000	07/15/44	$2,664,963
3,025,233	Government National Mortgage Association 609200	3.5000	10/15/44	3,370,839
2,432,118	Government National Mortgage Association 609214	3.0000	11/20/44	2,594,981
2,950,050	Government National Mortgage Association 626921	3.0000	03/15/45	3,134,864
8,971,578	Government National Mortgage Association 626934	3.0000	04/20/45	9,572,233
5,883,750	Government National Mortgage Association 626941	3.0000	05/15/45	6,252,329
3,222,270	Government National Mortgage Association 635068	3.0000	04/15/46	3,424,081
2,460,833	Government National Mortgage Association AE3319	3.0000	07/15/46	2,614,937
1,617,781	Government National Mortgage Association AW2756	3.0000	09/15/46	1,719,049
1,897,232	Government National Mortgage Association 635133	3.0000	10/20/46	2,023,938
2,593,213	Government National Mortgage Association AW3558	3.0000	11/15/46	2,755,709
1,206,452	Government National Mortgage Association 635153	3.0000	12/20/46	1,287,021
2,261,887	Government National Mortgage Association 690615	3.0000	06/15/47	2,403,486
2,370,312	Government National Mortgage Association 690625	3.0000	07/20/47	2,528,635
2,359,391	Government National Mortgage Association AD6371	3.0000	03/15/48	2,507,166
608,550	Government National Mortgage Association BC3027	3.0000	03/15/48	646,688
3,683,486	Government National Mortgage Association BE1665	4.0000	05/20/48	4,173,726
3,128,477	Government National Mortgage Association	4.0000	09/15/48	3,520,939
1,153,987	Government National Mortgage Association BJ1540	3.5000	09/20/48	1,282,986
828,821	Government National Mortgage Association BJ1536	3.5000	09/20/48	921,470
3,002,864	Government National Mortgage Association BJ9877	4.0000	11/15/48	3,378,249
2,133,925	Government National Mortgage Association BJ9885	4.0000	12/15/48	2,399,166
1,201,535	Government National Mortgage Association BJ9893	3.5000	12/20/48	1,335,861
1,093,281	Government National Mortgage Association BJ9892	3.5000	01/15/49	1,207,014
				122,408,355
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $159,089,530)			169,644,148

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
438,448	CFSC Mortgage Trust Series 1 1ZZ(b)	3.7700	03/25/23	438,448
5,000	CFSC Mortgage Trust Series 1 1R (b)	8.0000	03/25/23	—

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2% (Continued)
1,286,662	Federal National Mortgage Association Series 2011-M1X(c)	US0001M + 6.000%	5.8980	07/25/38	$239,872
80,796	Government National Mortgage Association Series IGCT 4Z(b)		7.5000	02/01/22	80,796
740,220	Lehman Brothers Grantor Trust Series 1993-3E(b)		0.9920	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $631,650)				759,116

Shares
	EXCHANGE-TRADED FUNDS — 33.7%
	EQUITY - 33.7%
139,300	iShares MSCI EAFE ETF				10,960,124
160,000	iShares MSCI Emerging Markets ETF				7,816,000
150,000	iShares Russell 2000 Index Fund				33,367,500
113,400	SPDR S&P 500 ETF Trust				53,860,464
30,500	SPDR S&P China ETF				3,149,125
201,000	Vanguard FTSE Emerging Markets ETF				9,941,460
156,000	Vanguard MSCI Europe ETF				10,645,440
	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,695,410)				129,740,113

	COMMON STOCKS — 10.6%
	BANKING - 10.6%
685,000	First BanCorporation				9,439,300
380,000	Popular, Inc.				31,175,200
	TOTAL COMMON STOCKS (Cost $19,436,086)				40,614,500

See accompanying notes to financial statements.

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 11.2%
	MONEY MARKET FUND - 11.2%
43,099,589	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01% (Cost $43,099,589)(e)	$43,099,589

	TOTAL INVESTMENTS - 99.7% (Cost $326,952,265)	$383,857,466
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,187,165
	NET ASSETS - 100.0%	$385,044,631

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

US0001M	ICE LIBOR USD 1 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $519,244 or 0.1% of net assets.

(c)	Variable rate security; the rate shown represents the rate on December 31, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

ASSETS
Investment securities:
At cost	$326,952,265
At value	$383,857,466
Interest receivable	1,059,550
Prepaid expenses & other assets	477,017
TOTAL ASSETS	385,394,033

LIABILITIES
Due to custodian	63,723
Advisory fees payable	222,336
Administration fees payable	26,553
Accrued expenses and other liabilities	36,790
TOTAL LIABILITIES	349,402
NET ASSETS	$385,044,631

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$327,127,953
Accumulated earnings	57,916,678
NET ASSETS	$385,044,631

Net Asset Value Per Share:
Class P Shares
Net Assets	$232,466,061
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,886,295
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.69

Class T Shares
Net Assets	$127,735,895
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,927,155
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.69

Class NT Shares
Net Assets	$24,842,675
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,125,103
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.69

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $45,845)	$1,678,179
Interest	2,656,863
TOTAL INVESTMENT INCOME	4,335,042

EXPENSES
Investment advisory fees	1,824,970
Administrative services fees	162,920
Audit and tax fees	9,027
Legal fees	55,545
Trustees fees and expenses	34,408
Transfer agent fees	43,808
Registration fees	18,096
Compliance officer fees	15,274
Custodian fees	16,163
Insurance fees	12,080
Printing and postage expenses	4,629
Other expenses	160,112
TOTAL EXPENSES	2,357,032

NET INVESTMENT INCOME	1,978,010

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(248,181)

Net change in unrealized appreciation on:
Investments	3,595,390

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,347,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,325,219

See accompanying notes to financial statements.

DGI Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period* Ended
	December 31, 2021	June 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,978,010	$862,268
Net realized loss from investments	(248,181)	(52,239)
Net change in unrealized appreciation on investments	3,595,390	591,642
Net increase in net assets resulting from operations	5,325,219	1,401,671

DISTRIBUTIONS
Distributions to shareholders	(1,528,381)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from contribution in-kind
Class P Shares	—	236,498,768
Class T Shares	—	131,075,028
Class NT Shares	—	25,546,005
Proceeds from shares sold:
Class P Shares	1,504,835	694,972
Class T Shares	367,871	477
Class NT Shares	97,993	95
Payments for shares redeemed:
Class P Shares	(7,627,020)	(1,833,403)
Class T Shares	(4,338,092)	(1,101,044)
Class NT Shares	(888,184)	(252,179)
Net increase/(decrease) in net assets from shares of beneficial interest	(10,882,597)	390,628,719

TOTAL INCREASE IN NET ASSETS	(7,085,759)	392,030,390

NET ASSETS
Beginning of period	392,130,390	100,000
End of period	$385,044,631	$392,130,390

SHARE ACTIVITY
Class P Shares:
Shares issues in connection with Contribution in-kind	—	20,503,647
Shares Sold	129,117	59,979
Shares Redeemed	(656,603)	(158,541)
Net increase in shares of beneficial interest outstanding	(527,486)	20,405,085

Class T Shares:
Shares issues in connection with Contribution in-kind	—	11,363,656
Shares Sold	31,591	41
Shares Redeemed	(373,301)	(94,832)
Net increase in shares of beneficial interest outstanding	(341,710)	11,268,865

Class NT Shares:
Shares issues in connection with Contribution in-kind	—	2,214,735
Shares sold	8,408	8
Shares redeemed	(76,360)	(21,688)
Net increase in shares of beneficial interest outstanding	(67,952)	2,193,055

*	DGI Balanced Fund commenced operations on May 24, 2021.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class P Shares
	Six Months Ended	Period* Ended
	December 31, 2021	June 30,
	(Unaudited)	2021
Net asset value, beginning of period	$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.06	0.03
Net realized and unrealized gain on investments	0.10	0.02
Total from investment operations	0.16	0.05
Distribution to Shareholders	(0.05)	—
Total distributions	(0.05)	—
Net asset value, end of period	$11.69	$11.58
Total return (3)	1.34%	0.43%
Net assets, end of period (000’s)	$232,466	$236,301
Ratio of expenses to average net assets (4,5)	1.20%	1.17%
Ratio of net investment income to average net assets (2,4,5)	1.01%	2.10%
Portfolio Turnover Rate (6)	1%	0%

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class T Shares
	Six Months Ended	Period* Ended
	December 31, 2021	June 30,
	(Unaudited)	2021
Net asset value, beginning of period	$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.06	0.03
Net realized and unrealized gain on investments	0.10	0.02
Total from investment operations	0.16	0.05
Distribution to Shareholders	(0.05)	—
Total distributions	(0.05)	—
Net asset value, end of period	$11.69	$11.58
Total return (3)	1.34%	0.43%
Net assets, end of period (000’s)	$127,736	$130,443
Ratio of expenses to average net assets (4,5)	1.20%	1.17%
Ratio of net investment income to average net assets (2,4,5)	1.01%	2.10%
Portfolio Turnover Rate (6)	1%	0%

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class NT Shares
	Six Months Ended	Period* Ended
	December 31, 2021	June 30,
	(Unaudited)	2021
Net asset value, beginning of period	$11.58	$11.53
Activity from investment operations:
Net investment income (1,2)	0.06	0.03
Net realized and unrealized gain on investments	0.10	0.02
Total from investment operations	0.16	0.05
Distribution to Shareholders	(0.05)	—
Total distributions	(0.05)	—
Net asset value, end of period	$11.69	$11.58
Total return (3)	1.34%	0.43%
Net assets, end of period (000’s)	$24,843	$25,386
Ratio of expenses to average net assets (4,5)	1.20%	1.17%
Ratio of net investment income to average net assets (2,4,5)	1.01%	2.10%
Portfolio Turnover Rate (6)	1%	0%

*	The DGI Balanced Fund commenced operations on May 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class P, Class T and Class NT shares. The Fund commenced investment operations on May 24, 2021. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

As of the close of business on May 21, 2021, all of the assets of the Puerto Rico Diversified Tax Managed Total Return IRA Trust were acquired by the Fund. The net asset value of the Fund’s shares on the close of business May 21, 2021, after the reorganization, and the value of in-kind capital contributions of securities and cash valued was as follows:

	Net Asset
Share	Value Per	Capital
Class	Share	Contribution	Shares Issued
Class P	$11.53	$236,498,768	20,503,647
Class T	11.53	131,075,028	11,363,656
Class NT	11.53	25,546,005	2,214,735

Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in tax treatment. All classes of shares of the Fund have equal voting privileges with respect to the Fund. The Fund’s income, expenses and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of such class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) .. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Fund’s board. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of the Trust based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$169,644,148	$—	$169,644,148
Collateralized Mortgage Obligations	—	239,872	519,244	759,116
Exchange Traded Funds	129,740,113	—	—	129,740,113
Common Stocks	40,614,500	—	—	40,614,500
Money Market Fund	43,099,589	—	—	43,099,589
Total	$213,454,202	$169,884,020	$519,244	$383,857,466

*	Refer to the Portfolio of Investments for classification.

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Collateralized
Mortgage
Obligations
Beginning Balance	$620,254
Securities received in reorganization	—
Total realized gain/(loss)	20
Unrealized Appreciation/(Depreciation)	(20)
Cost of Purchases	—
Proceeds from Sales	(101,010)
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$519,244

These securities were valued based on non-executable broker quotes. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions – The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Tax Information – The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2021, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $4,894,979 and $ 101,016, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust, a separately identifiable division of Oriental Bank, the “Adviser”, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,824,970 in advisory fees for the six months ended December 31, 2021.

The distributor of the Fund is Oriental Financial Services LLC (the “Distributor”).

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

DGI Balanced Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of December 31, 2021, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.6% of the voting securities of the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

DGI Balanced Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of the DGI Balanced Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)

		Beginning
		Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period	Account Value	During Period
	Expense Ratio	7/1/2021	12/31/2021	7/1/21-12/31/21	12/31/2021	7/1/21-12/31/21

Class P*	1.20%	$1,000.00	$1,013.40	$6.09	$1,019.16	$6.11
Class T*	1.20%	$1,000.00	$1,013.40	$6.09	$1,019.16	$6.11
Class NT*	1.20%	$1,000.00	$1,013.40	$6.09	$1,019.16	$6.11

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the full half-year period).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 877-910-4232.

INVESTMENT ADVISER
Oriental Trust
254 Munoz Rivera Avenue, 10th Floor
San Juan, Puerto Rico 00918

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DGIPR-SAR-21

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGI Investment Trust

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 3/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jose R. Fernandez Martinez

Jose R. Fernandez Martinez, Principal Executive Officer/President

Date 3/7/22

By (Signature and Title)

/s/ Maritza Arizmendi Diaz

Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date 3/7/22